Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Impaired loans [abstract]
Interest income recognized on impaired loans	$ 11	$ 13	$ 12
Interest income, not classified as impaired loans	$ 63	$ 61	$ 58